Variable Interest Entities (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended				1 Months Ended	3 Months Ended	1 Months Ended
	Mar. 14, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 02, 2012 RY-8, Inc.	Dec. 31, 2011 Variable interest entity, primary beneficiary Roy's joint venture	Dec. 31, 2011 Variable interest entity, primary beneficiary RY-8, Inc.	Dec. 31, 2007 Variable interest entity, primary beneficiary RY-8, Inc.	Sep. 30, 2009 Variable interest entity, not primary beneficiary Paradise Restaurant Group, LLC	Dec. 31, 2012 Variable interest entity, not primary beneficiary Paradise Restaurant Group, LLC	Sep. 30, 2009 Variable interest entity, not primary beneficiary Paradise Restaurant Group, LLC Cheeseburger in Paradise restaurant
Variable Interest Entity [Line Items]
Carrying amount of consolidated assets for joint venture								$ 26,200,000
Carrying amount of consolidated liabilities for joint venture								9,600,000
Extended line of credit										24,500,000
Guaranteed debt									24,500,000
Purchase price of joint venture interests							27,400,000
Number of restaurants sold to variable interest entity													34
Proceeds from sale of property, fixtures and equipment	192,900,000	1,799,000	1,255,000	3,971,000	1,190,000	462,000					2,000,000
Variable interest entity, gain on promissory note collection												$ 3,500,000